EMPLOYEE BENEFIT LIABILITIES, NET - Principal assumptions underlying the defined benefit plan (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Minimum
Defined benefit plans
Discount rate	4.90%	2.50%
Life expectation at the age of 65	8 years 3 months 18 days	9 years 4 months 24 days
Maximum
Defined benefit plans
Discount rate	5.20%	2.90%
Life expectation at the age of 65	13 years 2 months 12 days	14 years 2 months 12 days